INITIAL PUBLIC OFFERING (Details) - $ / shares	Nov. 25, 2020	Nov. 23, 2020	Jun. 30, 2022	Dec. 31, 2021
Initial Public Offering [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)		15,000,000
Unit price (in dollars per share)		$ 10
Initial Public Offering [Member] | Public Warrants [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)			0.5	0.5
Warrants exercise price (in dollars per share)			$ 11.5	$ 11.5
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)			1	1
Number of securities called by each warrant (in shares)			1	1
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	2,250,000
Unit price (in dollars per share)	$ 10